Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 6,351,818	$ 46,708	¥ 72,259,707
Less: Allowance for expected credit loss
Add: Consumption tax receivable	24,583,098	180,771
Accounts receivable, net	¥ 30,934,916	$ 227,479	¥ 72,259,707